Share-based Compensation - Summary of Performance Share Units (Detail) (Long Term Incentive Plans [Member], Performance Share Units [Member], USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Financial Performance Conditions [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares, Outstanding at January 1, 2014	2,204,303
Shares, Granted	235,136
Shares, Vested	(1,037,149)
Shares, Forfeited	(78,996)
Shares, Outstanding at December 31, 2014	1,323,294	2,204,303
Weighted average grant date fair value, Outstanding at January 1, 2014	$ 25.21
Weighted average grant date fair value, Granted	$ 62.29	$ 39.59	$ 23.35
Weighted average grant date fair value, Vested	$ 23.32
Weighted average grant date fair value, Forfeited	$ 28.45
Weighted average grant date fair value, Outstanding at December 31, 2014	$ 33.09	$ 25.21
Market Performance Conditions [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares, Outstanding at January 1, 2014	1,775,000
Shares, Granted	353,549
Shares, Vested	(177,500)
Shares, Outstanding at December 31, 2014	1,951,049	1,775,000
Weighted average grant date fair value, Outstanding at January 1, 2014	$ 17.54
Weighted average grant date fair value, Granted	$ 39.29	$ 17.54
Weighted average grant date fair value, Vested	$ 17.54
Weighted average grant date fair value, Outstanding at December 31, 2014	$ 23.27	$ 17.54